Leases - As Lessor (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Lease By Lessor
Operating lease commitments by lessor	$ 1,805,616	$ 947,624	$ 1,466,061
Contingent rental income	229,727	204,172	178,469
2019
Operating Lease By Lessor
Operating lease commitments by lessor	562,681	287,650	402,871
Greater than 1 year and less than 5 years
Operating Lease By Lessor
Operating lease commitments by lessor	1,002,351	542,063	741,320
Greater than 5 years
Operating Lease By Lessor
Operating lease commitments by lessor	$ 240,584	$ 117,911	$ 321,870